Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Millions, $ in Millions	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Jun. 30, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	$ 1,722,679.1	$ 61,722.7	$ 1,555,589.1
Asset used by the Company [member]
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	1,722,112.1		1,554,585.9	$ 1,493,522.9	$ 1,352,313.9
Asset subject to operating lease [member]
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	$ 567.0		$ 1,003.2	$ 38.0	$ 63.5